RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - Evaluated using general approach - By segment (Details) - COP ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others
Disclosure of financial assets [line items]
Financial assets	1,293,424	1,076,972
Other accounts receivable, general approach, other accounts receivables related to contributions [member]
Disclosure of financial assets [line items]
Financial assets	150,972	99,852
Other accounts receivable, general approach, other accounts receivables related to gas [member]
Disclosure of financial assets [line items]
Financial assets	763,476	633,633
Other accounts receivable, general approach, other accounts receivables related to energy services [member]
Disclosure of financial assets [line items]
Financial assets	166,783	134,018
Other accounts receivable, general approach, other accounts receivables related to others [member]
Disclosure of financial assets [line items]
Financial assets	212,193	209,469
12-month ECL | Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others
Disclosure of financial assets [line items]
Financial assets	965,745	830,995
12-month ECL | Other accounts receivable, general approach, other accounts receivables related to contributions [member]
Disclosure of financial assets [line items]
Financial assets	150,972	99,852
12-month ECL | Other accounts receivable, general approach, other accounts receivables related to gas [member]
Disclosure of financial assets [line items]
Financial assets	527,230	459,012
12-month ECL | Other accounts receivable, general approach, other accounts receivables related to energy services [member]
Disclosure of financial assets [line items]
Financial assets	75,350	62,662
12-month ECL | Other accounts receivable, general approach, other accounts receivables related to others [member]
Disclosure of financial assets [line items]
Financial assets	212,193	209,469
Lifetime ECL | Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Not credit-impaired
Disclosure of financial assets [line items]
Financial assets	151,179	132,474
Lifetime ECL | Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Credit-impaired
Disclosure of financial assets [line items]
Financial assets	176,500	113,503
Lifetime ECL | Other accounts receivable, general approach, other accounts receivables related to gas [member] | Not credit-impaired
Disclosure of financial assets [line items]
Financial assets	144,339	128,455
Lifetime ECL | Other accounts receivable, general approach, other accounts receivables related to gas [member] | Credit-impaired
Disclosure of financial assets [line items]
Financial assets	91,907	46,166
Lifetime ECL | Other accounts receivable, general approach, other accounts receivables related to energy services [member] | Not credit-impaired
Disclosure of financial assets [line items]
Financial assets	6,840	4,019
Lifetime ECL | Other accounts receivable, general approach, other accounts receivables related to energy services [member] | Credit-impaired
Disclosure of financial assets [line items]
Financial assets	$ 84,593	$ 67,337